Defined Benefit Liabilities (Assets) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Expected contributions in 2022	₩ 191,597
Weighted average durations of defined benefit obligations	7 years 6 months 10 days	9 years 2 months 8 days